Defferred Revenues	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Defferred Revenues
NOTE 17. DEFERRED REVENUES

December 31,	2021	2020
Balance, January 1	$35,409	$89,409
Cash received in advance of revenue recognition	167,956	247,100
Revenue subsequently recognized	(118,438)	(306,334)
Currency translation effects	(313)	5,234

	$84,614	$35,409

Amounts recognized as deferred revenues are typically recognized into revenue within six months.